Derivatives (Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 2,303	$ 3,726
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	3,121	3,834
Amounts offset in the consolidated balance sheet, Assets	0	0
Amounts offset in the consolidated balance sheet, Liabilities	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	2,303	3,726
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	3,121	3,834
Net amount of derivative assets after application of master netting agreements and cash collateral	44	156
Net amount of derivative liabilities after application of master netting agreements and cash collateral	1	0
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	2,233	3,411
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	3,081	2,929
Gross estimated fair value of derivative assets	(1,942)	(2,231)
Gross estimated fair value of derivative liabilities	(1,942)	(2,231)
Cash collateral on derivative assets	(257)	(653)
Cash collateral on derivative liabilities	0	0
Securities collateral on derivative assets	(31)	(429)
Securities collateral on derivative liabilities	(1,138)	(698)
Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	70	315
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	40	905
Gross estimated fair value of derivative assets	(1)	(165)
Gross estimated fair value of derivative liabilities	(1)	(165)
Cash collateral on derivative assets	(28)	(92)
Cash collateral on derivative liabilities	(39)	(740)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ 0	$ 0